[logo] AMUNDI PIONEER



March 4, 2020


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Equity Income Fund (the "Fund")
        File Nos. 333-46453 and 811-08657
        CIK No. 0000869356

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 41 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000869356-20-000002) on February 25, 2020.

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820